Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

March 31, 2021

VIPIFFINC-QTLY-0521
1.830283.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	25,450	$1,187,219
VIP Equity-Income Portfolio Investor Class (a)	49,011	1,230,167
VIP Growth & Income Portfolio Investor Class (a)	58,442	1,405,535
VIP Growth Portfolio Investor Class (a)	13,028	1,216,399
VIP Mid Cap Portfolio Investor Class (a)	8,086	343,961
VIP Value Portfolio Investor Class (a)	49,585	901,949
VIP Value Strategies Portfolio Investor Class (a)	28,138	441,492
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,070,968)		6,726,722

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Investor Class (a)	524,598	7,695,845
VIP Overseas Portfolio Investor Class (a)	196,475	5,124,065
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,223,181)		12,819,910

Bond Funds - 57.4%
Fidelity Inflation-Protected Bond Index Fund (a)	1,073,601	11,670,043
Fidelity Long-Term Treasury Bond Index Fund (a)	176,690	2,427,721
VIP High Income Portfolio Investor Class (a)	371,529	1,950,529
VIP Investment Grade Bond Portfolio Investor Class (a)	2,970,257	39,860,846
TOTAL BOND FUNDS
(Cost $53,052,317)		55,909,139

Short-Term Funds - 22.5%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $21,901,763)	21,901,763	21,901,763
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $87,248,229)		97,357,534
NET OTHER ASSETS (LIABILITIES) - 0.0%		20
NET ASSETS - 100%		$97,357,554

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,763,950	$859,656	$774,057	$418	$(1,737)	$(177,769)	$11,670,043
Fidelity Long-Term Treasury Bond Index Fund	2,255,485	648,444	124,973	12,044	(7,229)	(344,006)	2,427,721
VIP Contrafund Portfolio Investor Class	1,185,070	196,267	158,811	57,608	(1,599)	(33,708)	1,187,219
VIP Emerging Markets Portfolio Investor Class	7,706,021	969,576	992,535	299,404	132,357	(119,574)	7,695,845
VIP Equity-Income Portfolio Investor Class	1,250,294	187,949	277,549	41,933	17,130	52,343	1,230,167
VIP Government Money Market Portfolio Investor Class 0.01%	22,211,136	1,210,536	1,519,909	531	--	--	21,901,763
VIP Growth & Income Portfolio Investor Class	1,424,665	211,874	343,448	43,657	36,240	76,204	1,405,535
VIP Growth Portfolio Investor Class	1,207,492	263,425	142,149	145,063	5,918	(118,287)	1,216,399
VIP High Income Portfolio Investor Class	1,953,090	128,219	123,338	16,094	(228)	(7,214)	1,950,529
VIP Investment Grade Bond Portfolio Investor Class	40,096,541	3,678,506	2,154,871	585,692	(33,506)	(1,725,824)	39,860,846
VIP Mid Cap Portfolio Investor Class	345,347	25,665	62,495	1,326	13,528	21,916	343,961
VIP Overseas Portfolio Investor Class	5,127,147	550,124	484,032	155,059	15,406	(84,580)	5,124,065
VIP Value Portfolio Investor Class	915,421	89,168	228,311	2,190	49,478	76,193	901,949
VIP Value Strategies Portfolio Investor Class	447,599	38,222	114,971	713	26,050	44,592	441,492
	97,889,258	9,057,631	7,501,449	1,361,732	251,808	(2,339,714)	97,357,534

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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